Revenue from Contracts with Customers, Performance Obligations (Details) $ in Millions	Dec. 31, 2019 USD ($)
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Start Date [Axis]: 2019-12-31
Revenue, Performance Obligation [Abstract]
Remaining performance obligation amount	$ 156.3
Remaining performance obligation, expected timing of satisfaction, period	12 months
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Start Date [Axis]: 2020-12-31
Revenue, Performance Obligation [Abstract]
Remaining performance obligation amount	$ 52.4
Remaining performance obligation, expected timing of satisfaction, period